Exhibit 99.8 Schedule 4

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	162399	Closed	2025-07-31 13:52	2025-08-13 15:14	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application	Resolved-Received initial LE dated XX/XX/XXXX. Condition cleared. - Due Diligence Vendor-08/13/2025
Resolved- - Due Diligence Vendor-08/13/2025
Ready for Review-The initial disclosures were sent on XX/XX/XXXX; however, the borrower refused to sign the initial disclosures due to an issue with the docs and a new set of disclosures were resent to the borrower on XX/XX/XXXX per their request. Please see below the note in the conversation log.

  Also, I have attached a copy of the Welcome letter, 1003 and LE that were initially disclosed to the borrower
 - Seller-08/12/2025
Ready for Review-Document Uploaded.  - Seller-08/12/2025
Counter-Lender provided evidence closed on Saturdays which has been applied.  The application date is XX/XX/XXXX and the only LE in the loan file is dated XX/XX/XXXX which is outside of 3 days, excluding Saturdays.  Condition remains.   - Due Diligence Vendor-08/12/2025
Open-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))   - Due Diligence Vendor-08/12/2025
Open- - Due Diligence Vendor-08/12/2025
Ready for Review-Document Uploaded.  - Seller-08/11/2025
Open-The Initial Disclosure Date (XX/XX/XXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) The application date is XX/XX/XXXX; however, the initial disclosures were not provided until XX/XX/XXXX. Provide evidence the lender was not open for business on Saturday for purposes of disclosure timing. Additional conditions may apply. - Due Diligence Vendor-07/31/2025
												Open- - Due Diligence Vendor-07/31/2025	Ready for Review-The initial disclosures were sent on XX/XX/XXXX; however, the borrower refused to sign the initial disclosures due to an issue with the docs and a new set of disclosures were resent to the borrower on XX/XX/XXXX per their request. Please see below the note in the conversation log. Also, I have attached a copy of the Welcome letter, 1003 and LE that were initially disclosed to the borrower - Seller-08/12/2025 Ready for Review-Document Uploaded. - Seller-08/12/2025 Ready for Review-Document Uploaded. - Seller-08/11/2025	Resolved-Received initial LE dated XX/XX/XXXX. Condition cleared. - Due Diligence Vendor-08/13/2025 Resolved- - Due Diligence Vendor-08/13/2025	XXXXXX XXXX Business Calendar.pdf XXXXX disclosures.pdf			GA	Primary Residence	Purchase	NA	5006003	N/A	N/A
XXXX	162399			Closed	2025-07-31 13:14	2025-08-13 14:12	Resolved	1 - Information	Compliance	Missing Doc	RESPA: Toolkit Missing or Incomplete	Resolved-RESPA Toolkit provided. Finding Resolved. - Due Diligence Vendor-08/13/2025 Resolved-RESPA: Toolkit provided. - Due Diligence Vendor-08/13/2025 Ready for Review-Document Uploaded. - Buyer-08/12/2025 Open-RESPA: Toolkit Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-07/31/2025		Resolved-RESPA Toolkit provided. Finding Resolved. - Due Diligence Vendor-08/13/2025 Resolved-RESPA: Toolkit provided. - Due Diligence Vendor-08/13/2025	XXXXXXXXXXX-Toolkit.pdf			GA	Primary Residence	Purchase	NA	5005420	N/A	N/A
XXXX	162372			Closed	2025-07-31 12:38	2025-08-22 18:22	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Document received confirming no claims. Finding Resolved. - Due Diligence Vendor-08/22/2025 Ready for Review-Document Uploaded. - Buyer-08/22/2025 Counter-A claim loss run report will work to clear the condition as long as the policy number and property address the policy in file. - Due Diligence Vendor-08/21/2025 Ready for Review-Can we confirm with the investor if they will allow an exterior inspection to confirm no damage has occurred? - Buyer-08/20/2025 Open-Hazard Insurance Effective Date of XX/XX/XXXX is after the Note Date of XX/XX/XXXX - Due Diligence Vendor-07/31/2025		Resolved-Document received confirming no claims. Finding Resolved. - Due Diligence Vendor-08/22/2025	XXX XXXXXXXXXXX .pdf			FL	Primary Residence	Purchase	NA	5004947	N/A	N/A
XXXX	162372	Closed	2025-08-05 17:34	2025-08-14 17:56	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-After further review of the guidelines, since no balance sheet was provided, the cash flow analysis of the 12 months business bank statement is accepted. Condition cleared. - Due Diligence Vendor-08/14/2025
Ready for Review-The bank statement income worksheet is the cash flow analysis to qualify a borrower  or borrowers capacity to repay a loan and any impact using the business funds would have.
This is a remote, online business that has little to no overhead or expenses – the borrowers are co owners of the business and we have acceptable personal and business funds needed to close
Could you ask them WHAT they are missing or needing?
 - Seller-08/13/2025
Counter-Lender provided an Income Analyzer Worksheet.  Please provide a cash flow analysis of business assets & liabilities to be completed by the Seller to determine if the withdraw of funds from the business is acceptable.  Condition remains.   - Due Diligence Vendor-08/13/2025
Ready for Review-Document Uploaded.  - Seller-08/12/2025
												Open-Missing business cash flow analysis. Per the lender guidelines the use of business assets without a CPA/Tax preparer letter require a cash flow analysis of business assets & liabilities to be completed by the Seller to determine if the withdraw of funds from the business is acceptable. - Due Diligence Vendor-08/05/2025	Ready for Review-The bank statement income worksheet is the cash flow analysis to qualify a borrower or borrowers capacity to repay a loan and any impact using the business funds would have. This is a remote, online business that has little to no overhead or expenses – the borrowers are co owners of the business and we have acceptable personal and business funds needed to close Could you ask them WHAT they are missing or needing? - Seller-08/13/2025 Ready for Review-Document Uploaded. - Seller-08/12/2025	Resolved-After further review of the guidelines, since no balance sheet was provided, the cash flow analysis of the 12 months business bank statement is accepted. Condition cleared. - Due Diligence Vendor-08/14/2025	UW worksheet-XXXXXXXXXXX.pdf			FL	Primary Residence	Purchase	NA	5061982	N/A	N/A
XXXX	162372			Closed	2025-08-05 16:56	2025-08-13 13:35	Resolved	1 - Information	Compliance	Missing Doc	RESPA: Toolkit Missing or Incomplete	Resolved-RESPA Toolkit provided. Finding Resolved. - Due Diligence Vendor-08/13/2025 Ready for Review-Document Uploaded. - Buyer-08/12/2025 Open-RESPA: Toolkit Missing or Incomplete. - Due Diligence Vendor-08/05/2025		Resolved-RESPA Toolkit provided. Finding Resolved. - Due Diligence Vendor-08/13/2025	XXXXXXXXXXX-Toolkit.pdf			FL	Primary Residence	Purchase	NA	5061050	N/A	N/A